Goodwill - Reconciliation of Goodwill (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	$ 115,796
Goodwill ending balance	115,392	$ 115,796
Carrying amount	115,392	115,796
Acquisition cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	118,461	123,702
Effect of movements in foreign exchange	(632)	(5,456)
Transfers (to)/from intangible assets	(4)	18
Hyperinflation monetary adjustments	180	196
Goodwill ending balance	118,004	118,461
Carrying amount	118,004	118,461
Impairment losses [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	(2,665)	(2,731)
Effect of movements in foreign exchange	53	66
Goodwill ending balance	(2,612)	(2,665)
Carrying amount	$ (2,612)	$ (2,665)